Offerings	Feb. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.950% Notes due 2031
Amount Registered | shares	516,500,000
Proposed Maximum Offering Price per Unit	0.99755
Maximum Aggregate Offering Price	$ 515,234,575
Fee Rate	0.01531%
Amount of Registration Fee	$ 78,882.42
Offering Note
(1)
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The filing fee is calculated and is being paid pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, based on the maximum aggregate offering price of each series of securities.

(2)
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate at 9:00 a.m. (London time) on February 10, 2025 of €1.00 = $1.033.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.450% Notes due 2037
Amount Registered | shares	516,500,000
Proposed Maximum Offering Price per Unit	0.99971
Maximum Aggregate Offering Price	$ 516,350,215
Fee Rate	0.01531%
Amount of Registration Fee	$ 79,053.22
Offering Note
(1)
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The filing fee is calculated and is being paid pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, based on the maximum aggregate offering price of each series of securities.

(2)
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate at 9:00 a.m. (London time) on February 10, 2025 of €1.00 = $1.033.